Significant accounting policies - Additional information (Detail)	12 Months Ended
	Dec. 31, 2021 PEN (S/)	Dec. 31, 2020 PEN (S/)
Disclosure of Significant accounting policies [Line Items]
Transfer From Property Furniture and Fquipment to Investment property	S/ 1,615,000	S/ 5,201,000
Interest rate not significant	3
Actuarial assumption of expected rates of inflation	0.00%
Bottom of range [member]
Disclosure of Significant accounting policies [Line Items]
Intangible asset, amortization period	4 years
Top of range [member]
Disclosure of Significant accounting policies [Line Items]
Intangible asset, amortization period	5 years